Investment Strategy	Aug. 16, 2026
Brickworks Core US Equity ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). CapFinancial Partners, LLC dba CAPTRUST, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for implementing the Fund’s investment strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund seeks to provide exposure to the U.S. equity market, with a focus on large-capitalization companies. The Sub-Adviser generally considers large-capitalization companies to be the top 1,000 U.S. equities by market cap. The Fund may also invest in companies outside of this range when the Sub-Adviser believes such investments are consistent with the Fund’s investment objective or overall portfolio construction. The Fund expects to principally invest in common stocks and ETFs that, in turn, principally invest in common stocks.
The Fund seeks to achieve its investment objective through a combination of two complementary investment approaches: an equity income strategy (EI) and a core growth strategy (CG). The Fund generally expects each strategy sleeve to represent approximately 50% of the Fund’s portfolio over time, subject to modest variation.
The Sub-Adviser uses quantitative analysis, fundamental research, and portfolio management judgment to evaluate securities and guide the construction of the portfolio across both the EI and CG strategies. The quantitative approach may consider factors such as valuation, earnings trends, profitability, quality, capital allocation, growth characteristics, momentum, and risk attributes, among other measures deemed relevant by the Sub-Adviser. Fundamental research may be used to supplement, validate, modify, or override quantitative insights and may include an assessment of a company’s business model, financial strength, competitive positioning, management quality, corporate governance, valuation, and long-term growth prospects.
The EI strategy generally focuses on dividend-paying companies and other income-oriented equity securities that the Sub-Adviser believes exhibit characteristics such as durable competitive positions, attractive income profiles, and favorable risk-adjusted return potential. The CG strategy generally focuses on companies the Sub-Adviser believes exhibit growth characteristics, including the potential to generate attractive long-term, earnings and cash flow growth, strong returns on capital, and competitive advantage.
The Fund’s portfolio is constructed with consideration for the weight of particular companies or groups of companies, sector and industry exposures, liquidity, and overall risk characteristics. The Sub-Adviser may apply risk controls intended to manage position sizes, sector exposures, and other portfolio characteristics over time. The Sub-Adviser may purchase, hold, sell, or continue to hold securities for a variety of reasons, including, but not limited to, portfolio transition, tax management considerations, liquidity needs, risk management, sector or industry positioning, transaction costs, or other portfolio management considerations.
The Fund may invest in foreign issuers through American Depositary Receipts (“ADRs”). The Fund’s exposure to foreign issuers will represent less than 20% of the Fund’s portfolio.
The Sub-Adviser may sell or reduce a position for a variety of reasons, including changes in a company's fundamentals, changes in relative attractiveness, portfolio rebalancing needs, risk management considerations, or the identification of more attractive opportunities.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a smaller number of issuers.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. companies. The Fund seeks to provide exposure to the U.S. equity market, with a focus on large-capitalization companies. The Sub-Adviser generally considers large-capitalization companies to be the top 1,000 U.S. equities by market cap.
Brickworks Extended Market ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”). CapFinancial Partners, LLC dba CAPTRUST, the Fund’s sub-adviser (the “Sub-Adviser”), is responsible for implementing the Fund’s investment strategy.
The Fund seeks to provide exposure to the U.S. extended market, with a focus on small- and mid-capitalization companies. The Sub-Adviser generally considers small- and mid-capitalization companies to be U.S. equities ranked 501–3,000 by market cap. The Fund may also invest in companies outside of this range when the Sub-Adviser believes such investments are consistent with the Fund’s investment objective or overall portfolio construction. The Fund invests in equity securities including common stocks and ETFs that invest principally in common stocks.
The Sub-Adviser uses a quantitative framework, together with fundamental research and portfolio management judgment to evaluate securities and guide portfolio construction. The quantitative framework may consider a range of factors, including, but not limited to, valuation, earnings trends, profitability, capital deployment, quality, market behavior, growth characteristics, momentum, and risk attributes. These factors are used to inform the Sub-Adviser’s assessment of expected risk-adjusted returns across the investment universe. Fundamental research may be used to supplement, validate, modify, or override quantitative insights and may include an assessment of a company’s business model, financial strength, competitive positioning, management quality, corporate governance, valuation, and long-term growth prospects.
The Fund’s portfolio is constructed with consideration for the weight of particular companies or groups of companies, sector and industry exposures, liquidity, and overall risk characteristics. The Sub-Adviser may apply risk controls intended to manage position sizes, sector exposures, and other portfolio characteristics.
The Sub-Adviser has discretion to purchase, hold, or sell securities, and may continue to hold or acquire securities for a variety of reasons, including, but not limited to, portfolio transition, tax management considerations, liquidity needs, risk management, sector or industry positioning, diversification, transaction costs, or other portfolio management considerations.
The Fund may invest in ETFs and other investment vehicles to equitize cash flows or to manage inflows and outflows. The Fund may invest in U.S. dollar-denominated securities of foreign issuers that trade on U.S. exchanges or in the over-the-counter market, including American Depositary Receipts (“ADRs”), and in publicly traded real estate investment trusts (“REITs”). The Fund’s exposure to foreign issuers will represent less than 20% of the Fund’s portfolio.
Under certain market conditions, including periods when the Sub-Adviser believes equity valuations are less attractive or suitable investment opportunities are limited, the Fund may hold cash or cash equivalents.
The Sub-Adviser may sell or reduce a position for a variety of reasons, including changes in a company’s fundamentals, a deterioration in its relative attractiveness, portfolio rebalancing needs, risk management considerations, or the identification of more attractive investment opportunities.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended, which means the Fund may take larger positions in a smaller number of issuers.